CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total Comprehensive Loss [Member]
Balance at Dec. 31, 2008	$ 4,985	$ 176	$ 51,474		$ (46,665)
Balance, shares at Dec. 31, 2008		5,081,426
Cumulative-effect adjustment upon adoption of ASC 815-40 relating warrants	(33)		(266)		233
Share-based compensation	272		272
Exercise of options
Exercise of options, shares		1,039
Exercise of warrants	65	1	64
Exercise of warrants, shares		20,313
Comprehensive loss -
Net (loss) income	(2,649)				(2,649)
Balance at Dec. 31, 2009	2,640	177	51,544		(49,081)
Balance, shares at Dec. 31, 2009		5,102,778
Issuance of shares and warrants, net of issuance expenses	5,361	36	5,325
Issuance of shares and warrants, net of issuance expenses, shares		643,278
Share-based compensation	564		564
Exercise of options	643	9	634
Exercise of options, shares		163,822
Classification of warrants to equity (refer to Note 7 and 11)	772		772
Exercise of warrants	353	12	341
Exercise of warrants, shares		235,146
Comprehensive loss -
Net (loss) income	570				570
Balance at Dec. 31, 2010	10,903	234	59,180		(48,511)
Balance, shares at Dec. 31, 2010	6,175,867	6,145,024
Share-based compensation	823		823
Exercise of options	144	5	139
Exercise of options, shares		76,143
Exercise of warrants	623	11	612
Exercise of warrants, shares		194,531
Comprehensive loss -
Net (loss) income	(1,904)				(1,904)	(1,904)
Foreign currency translation adjustments	(197)			(197)		(197)
Total comprehensive loss
Balance at Dec. 31, 2011	$ 10,392	$ 250	$ 60,754	$ (197)	$ (50,415)	$ (2,101)
Balance, shares at Dec. 31, 2011	6,446,541	6,415,698